Note 24 - Parent Entity Financial Information - Financial Statements (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)
Statement Line Items [Line Items]
Current assets	$ 45,828,900		$ 45,871,186
Non-current assets	190,561		155,174
Total Assets	46,019,461		46,026,360
Current liabilities	(3,156,209)		(3,534,730)
Non-current liabilities	(138,290)		(88,545)
Total liabilities	(3,294,499)		(3,623,275)
Contributed equity	282,513,370		262,949,462	$ 223,152,985			$ 213,971,323
Reserves	5,795,877		5,342,304	4,806,203
Accumulated losses	(245,584,285)		(225,888,680)	(214,161,131)	$ (225,888,680)	$ (214,161,131)		$ (195,130,889)
Total Equity	42,724,962		42,403,086	13,798,057			$ 22,812,909
Profit (loss)	(23,400,949)	$ (23,441,790)	(12,147,828)	(19,123,464)
Total comprehensive loss for the year	(23,441,790)		(12,147,828)	$ (19,123,464)
Parent Company [Member]
Statement Line Items [Line Items]
Current assets	44,263,966		44,678,130
Non-current assets	149,154		68,329
Total Assets	44,413,120		44,746,460
Current liabilities	(3,104,000)		(3,514,494)
Non-current liabilities	(94,621)		(1,421)
Total liabilities	(3,198,622)		(3,515,916)
Contributed equity	282,511,954		262,948,046
Reserves	5,836,718		5,342,304
Accumulated losses	(247,134,173)		(227,059,806)
Total Equity	41,214,498		41,230,544
Profit (loss)	(23,779,748)		(12,448,395)
Total comprehensive loss for the year	$ (23,779,748)		$ (12,448,395)